Business combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Fair Values of Major Classes of Identifiable Assets Acquired and Liabilities Assumed
	Book value prior to
	purchase accounting	Fair value	Measurement	As recorded by
(In thousands)	adjustments	adjustments	period adjustments	Popular, Inc.
Cash consideration	$1,843,256	$-	$-	$1,843,256

Assets:
Loans	$1,912,866	$(126,908)[1]	$16,505 [1]	$1,802,463
Premises and equipment	1,246	-	-	1,246
Accrued income receivable	1,466	-	-	1,466
Other assets	5,020	-	(91)	4,929
Trademark	-	488	-	488
Total assets	$1,920,598	$(126,420)	$16,414	$1,810,592

Liabilities:
Other liabilities	$11,164	$-	$-	$11,164
Total liabilities	$11,164	$-	$-	$11,164
Net assets acquired	$1,909,434	$(126,420)	$16,414	$1,799,428
Goodwill on acquisition				$43,828
[1] The fair value discount is comprised of $106 million related to the retail auto loans portfolio and $4 million related to the commercial loans portfolio.